CHASE VISTA SELECT BALANCED FUND
                     CHASE VISTA SELECT EQUITY INCOME FUND
                    CHASE VISTA SELECT LARGE CAP EQUITY FUND
                      CHASE VISTA SELECT LARGE CAP GROWTH
                CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
                    CHASE VISTA SELECT SMALL CAP VALUE FUND
                  CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
                         SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes the second paragraph in the Portfolio Manager section of the Prospectus on page 21 of the Fund's Prospectus:


"Greg Adams, a Vice President and Senior Portfolio Manager at Chase, is responsible for the management of the Balanced Fund's equity portfolio. A team of Chase investment managers led by Susan Huang, a Managing Director and the Head of U.S. Fixed Income Management at Chase, is responsible for the management of the Balanced Fund's fixed income portfolio. Mr. Adams and Ms. Huang have been managers of the Fund since its inception in January 1997 and May 1998, respectively. Mr. Adams joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U. S. equity selection process. Mr. Adams manages a number of mutual funds at Chase. Prior to joining Chase in 1995, Ms. Huang was Director of Insurance Asset Management Group at Hyperion Capital Management, Inc. Prior to joining Hyperion, Ms. Huang was a senior portfolio manager with CS First Boston. Prior to joining CS First Boston in 1992, Ms. Huang spent 14 years at the Equitable, where she was head of the U.S. fixed income management group at Equitable Capital Management. Ms. Huang manages a number of mutual funds at Chase."


The following supercedes in its entirety the fourth paragraph in the Portfolio Managers section of the Prospectus detailed on page 21 of the Fund's
Prospectus:


"Greg Adams, a Vice President and Senior Portfolio Manager at Chase, has been primarily responsible for the day-to-day management of the Large Cap Equity Fund's portfolio since its inception in January 1997."




                                                                      VSE-36-598

                    CHASE VISTA SELECT INTERMEDIATE BOND FUND
                         SUPPLEMENT DATED MAY 28, 1998
                   TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes the second and third paragraphs in the Portfolio Manager section of the Prospectus on page 14 of the Fund's Prospectus:


"A team of investment managers with Chase led by Susan Huang, a Managing Director and the Head of U. S. Fixed Income Management at Chase, is responsible for the management of the Select Intermediate Bond Fund.

































                                                                     VSFI-36-598